Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Condensed Consolidated Balance Sheet Operating and Finance Leases

The consolidated balance sheets consist of the following amounts relating to operating and finance leases (in thousands):

	As of December 31,
	2024	2023
Operating right-of-use assets
Real property	$19,480	$4,424
	$19,480	$4,424
Operating lease liabilities
Current	$6,809	$640
Non-current	12,739	3,784
	$19,548	$4,424

	As of December 31,
	2024	2023
Finance right-of-use assets
Vehicles	$21,871	$3,391
	$21,871	$3,391
Finance lease liabilities
Current	$7,837	$1,737
Non-current	13,389	1,654
	$21,226	$3,391

Schedule of Condensed Consolidated Statements of Operations

The consolidated statements of operations consist of the following amounts relating to leases (in thousands):

	Years ended December 31,
	2024	2023	2022
Amortization of real property operating right-of-use assets
(included in general and administrative expenses)	$4,326	$508	$219
Interest expense of vehicles finance right-of-use assets
(included in interest expense)	$909	$530	$657
Depreciation of vehicles finance right-of-use assets
(included in depreciation and amortization)	$6,113	$995	$1,091

Variable lease expense	$—	$—	$—
Short-term lease expense	$331	$—	$—

Schedule of Total Cash Outflows Leases

The below table shows the total cash outflows for leases for the periods presented (in thousands):

	Years ended December 31,
	2024	2023	2022
Operating cash flows from operating leases	$4,246	$508	$219
Financing cash flows from finance leases	7,503	1,525	1,748
Total cash outflows for leases	$11,749	$2,033	$1,967

Schedule of Operating and Finance Lease Payments Maturity

The table below reconciles the undiscounted future minimum operating and finance lease payments to the operating and finance lease liabilities recorded on the balance sheet as of December 31, 2024 (in thousands):

	Operating Lease	Finance Lease
2025	$8,394	$12,502
2026	6,377	8,658
2027	3,260	2,342
2028	1,538	34
2029	1,194	1
Thereafter	1,278	1
Total future minimum lease payments	22,041	23,538
Less: Amount of lease payments representing interest	(2,493)	(2,312)
Present values of future minimum lease payments	$19,548	$21,226

Scheduled Future Minimum Lease Payments Received

Scheduled future minimum lease payments to be received by the Company as of December 31, 2024 for each of the next five years is as follows (in thousands):

2025	$125,340
2026	45,201
2027	17,188
2028	1,904
2029	—
Thereafter	—
Total	$189,633